Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants - $ / shares	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Number of Shares Exercised	(3,725)	(4,444)
Number of Shares Outstanding			783,718
Average Exercise Price Outstanding
Warrant [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Number of Shares Outstanding			500,722	461,920
Average Exercise Price Outstanding			$ 7.95	$ 10.50
Number of Shares Issued			7,581,722	161,375
Average Exercise Price Issued			$ 4.95	$ 3.81
Number of Shares Expired			(1,967)	(81,851)
Average Exercise Price Expired			$ 11.34	$ 13.54
Number of Shares Exercised			(3,000)	(40,722)
Average Exercise Price Exercised			$ 4.95	$ 8.38
Number of Shares Outstanding			8,077,477	500,722
Average Exercise Price Outstanding			$ 5.14	$ 7.95
Employee Stock Option [Member]
Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Number of Shares Outstanding			448,601	385,733
Average Exercise Price Outstanding			$ 7.51	$ 6.75
Number of Shares Issued			354,253	75,683
Average Exercise Price Issued			$ 2.76	$ 8.12
Number of Shares Expired			(19,136)	(7,879)
Average Exercise Price Expired			$ 11.73	$ 23.58
Number of Shares Exercised				(4,936)
Average Exercise Price Exercised				$ 1.76
Number of Shares Outstanding			783,718	448,601
Average Exercise Price Outstanding			$ 5.33	$ 7.51